SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation

(a)    Basis of presentation

The accompanying consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").

Principles of consolidation

(b)    Principles of consolidation

The consolidated financial statements of the Group have been prepared in accordance with U.S. GAAP. The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIE for which the Company or its subsidiary is the primary beneficiary, and the VIE’s subsidiaries.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors. A VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, exercises effective control over the activities that most impact the economic performance, bears the risks of, and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity.

All intercompany transactions and balances among the Company, its subsidiaries, the VIE and the VIE’s subsidiaries have been eliminated upon consolidation.

Use of estimates

(c)    Use of estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported period in the consolidated financial statements and accompanying notes. Significant accounting estimates include, but not limited to, the stand-alone selling price ("SSP") of distinct performance obligations, the allowance for doubtful accounts receivable, write downs for excess and obsolete inventories, depreciable lives of property , plant and equipment, intangible assets and land use right, the realization of deferred income tax assets, future warranty expenses, the fair value of share-based compensation awards and convertible loans, and the fair value of the ordinary shares to determine the existence of beneficial conversion feature of the convertible redeemable preferred shares prior to IPO. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Convenience translation

(d)    Convenience translation

Translations of balances in the consolidated financial statements from RMB into US$ as of and for the year ended December 31, 2019 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.9618, representing the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York on December 31, 2019. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2019, or at any other rate. The US$ convenience translation is not required under U.S. GAAP.

Commitments and contingencies

(e)    Commitments and contingencies

In the normal course of business, the Group is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations, shareholder lawsuits, and non-income tax matters. An accrual for a loss contingency is recognized when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed.

Cash

(f)    Cash

Cash consist of cash on hand, cash at bank and term deposits, which have original maturities of three months or less and are readily convertible to known amounts of cash. Cash at bank and term deposits are deposited in financial institutions at below locations:

	As of December 31,
	2018	2019
	RMB	RMB
Financial institutions in the mainland of the PRC
—Denominated in RMB	145,529,365	90,078,714
—Denominated in USD	155,583,394	178,359,872
Total cash balances held at mainland PRC financial institutions	301,112,759	268,438,586

Financial institutions in the United States
—Denominated in USD	4,038,742	3,523,116
Total cash balances held at the United States financial institutions	4,038,742	3,523,116

Financial institutions in the Hong Kong S.A.R.
—Denominated in USD	263,588,286	6,015,191

Total cash balances held at Hong Kong S.A.R. financial institutions	263,588,286	6,015,191

Financial institutions in Indonesia
—Denominated in USD	—	1,765,448
Total cash balances held at the Indonesia financial institutions	—	1,765,448
Total cash balances held at financial institutions	568,739,787	279,742,341

Term deposits

(g)    Term deposits

Term deposits represent deposits placed with bank with original maturities of more than three months but less than one year. The Group's term deposits are denominated in USD and are deposited at a financial institution in the mainland of the PRC.

Restricted cash

(h)    Restricted cash

Restricted cash is an amount of cash deposited with banks in conjunction with borrowings from the banks. Restriction on the use of such cash and the interest earned thereon is imposed by the banks and remains effective throughout the terms of the bank borrowings. Restricted cash is classified as current asset on the Company’s consolidated balance sheets , as all the balance will be released to cash within the next 12 months. The Group’s restricted cash are denominated in RMB and USD and are deposited at financial institutions in the mainland of the PRC.

In November 2016, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2016-18, Statement of Cash Flows: Restricted Cash ("ASU 2016-18"). ASU 2016-18 requires that the statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Entities are also required to reconcile such total to amounts on the balance sheet and disclose the nature of the restrictions. ASU 2016-18 became effective for the Company as of January 1, 2019. Adoption of ASU 2016-18 resulted in the Group including changes in cash and restricted cash in its consolidated statements of cash flows. The Group adopted this ASU on January 1, 2019 on a retrospective basis. The adoption of this guidance impacted the presentation and classification of changes in restricted cash in the Group's consolidated statements of cash flows.

The impact of adoption on the consolidated statements of cash flows for the years ended December 31, 2017 and 2018 was as follows:

	For the Year Ended December 31,
	2017	2018
	RMB	RMB
Net cash provided by operating activities	—	789,751
Net cash provided by financing activities	66,288,600	—
Effect of foreign currency exchange rate changes on restricted cash	(7,391,400)	8,583,763
Net increase in cash and restricted cash	58,897,200	9,373,514

For the year ended December 31, 2017, the changes in restricted cash amounting to RMB66,288,600 previously reported in financing activities was reclassified to total cash and restricted cash in the consolidated statements of cash flows. For the year ended December 31, 2018, the changes in restricted cash amounting to RMB789,751 previously reported in operating activities was related to interest income on restricted cash and reclassified to total cash and restricted cash in the consolidated statements of cash flows.

The following table provides a reconciliation of cash and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flows.

	As of December 31,
	2018	2019
	RMB	RMB
Cash	569,059,591	279,945,942
Restricted cash, current	179,262,714	221,656,071
Restricted cash, non-current	—	—
Total cash and restricted cash	748,322,305	501,602,013

Short-term investments

(i)    Short-term investments

The Group’s short-term investments represent the Group’s investments in financial products managed by financial institutions in the PRC which are redeemable at the option of the Group on any working day, which are classified as available-for-sale securities. Short-term investments are reported at fair value, with unrealized holding gains or losses, net of the related tax effect, excluded from earnings and recorded as a separate component of accumulated other comprehensive income / (loss) until realized. Realized gains or losses from the sale of short-term investments are determined on a specific identification basis and are recorded as investment income when earned.

Inventories

(j)    Inventories

Inventories, consisting of raw materials, work in progress and products available for sale, are stated at the lower of cost or net realizable value. The cost of inventory is determined using the weighted average cost method. Cost of work-in-process and finished goods comprise direct materials, direct production costs and an allocation of production overheads based on normal operating capacity. The Group takes ownership, risks and rewards of the products purchased. Inventory is written down for damaged and slow-moving goods, which is dependent upon factors such as historical and  forecasted consumer demand. When appropriate, write downs to inventory are recorded to write down the cost of inventories to their net realizable value.

Property, plant and equipment, net

(k)    Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation and any recorded impairment.

The estimated useful lives are as follows:

Building	50 years
Machinery and equipment	3 ~ 10 years
Furniture	3 years
Leasehold improvements	3 years
Office and electronic equipment	2 ~ 5 years
Motor vehicles	4 years

Depreciation on property, plant and equipment is calculated on the straight-line method over the estimated useful lives of the assets.

Depreciation and amortization of property, plant and equipment attributable to manufacturing activities is capitalized as part of inventories, and recognized as cost of revenues when the inventory is sold.

When items are retired or otherwise disposed of, income is charged or credited for the difference between net book value and the proceeds received thereon. Ordinary maintenance and repairs are charged to expense as incurred, and replacements and betterments are capitalized and amortized over the remaining useful life.

Intangible assets

(l)    Intangible assets

Intangible assets acquired separately are measured on initial recognition at cost. Following initial recognition, intangible assets with finite lives are carried at cost less any accumulated amortization and any accumulated impairment losses.

Intangible assets with finite lives are amortized over the useful economic life on straight-line basis and assessed for impairment whenever there is an indication that the intangible assets may be impaired.

Land use right, net

(m)    Land use right, net

Land use right is recorded at cost less accumulated amortization and any accumulated impairment losses. Amortization is provided on a straight-line basis over the estimated useful lives, which is 50 years and represents the shorter of the estimated usage years or the terms of the land use right certificate.

Impairment of long-lived assets

(n)    Impairment of long-lived assets

Long-lived assets such as property, plant and equipment, intangible assets and land use right with finite lives are evaluated for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. No impairment of long-lived assets was recognized for the years ended December 31, 2017, 2018 and 2019.

Value added taxes

(o)    Value added taxes

The Company’s PRC subsidiaries are subject to value added tax ("VAT"). Revenues from sales of products are generally subject to VAT at the rate of 17% prior to May 1, 2018, which was adjusted to 16% after May 1, 2018, then to 13% after April 1, 2019. Revenues from services are generally subject to VAT at the rate of 6%. VAT are subsequently paid to PRC tax authorities after netting input VAT on purchases and VAT export rebates. The excess of output VAT over input VAT and VAT export rebates is reflected in Accrued expenses and other current liabilities, and the excess of input VAT and VAT export rebates over output VAT is reflected in Prepayments and other current assets in the consolidated balance sheets.

Fair value measurements

(p)    Fair value measurements

Fair value represents the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

Accounting guidance defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Accounting guidance establishes a three-level fair value hierarchy and requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs are:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Include other inputs that are directly or indirectly observable in the marketplace.

Level 3—Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial assets and liabilities of the Group primarily consist of cash, term deposits, restricted cash, short-term investments, accounts receivable, short term bank borrowings, convertible loan and accounts payable. The Group measures short-term investments and convertible loan at fair value on a recurring basis. Short-term investments include financial products issued by financial institutions, which are valued based on prices per units quoted by issuers. They are categorized in Level 2 of the fair value hierarchy. Convertible loan being recognized in its entirety at fair value were measured at fair value using unobservable inputs. They are categorized in Level 3 of the fair value hierarchy. As of December 31, 2018 and 2019, the carrying values of other financial instruments approximated to their fair values due to the short term maturity of these instruments.

The Group’s non-financial assets, such as land use right, intangible assets and property, plant and equipment, would be measured at fair value only if they were determined to be impaired.

Revenue recognition

(q)    Revenue recognition

The Group generates substantially all of its revenues from sales of smart electric scooters, accessories and spare parts to the Group’s PRC domestic offline distributors and overseas offline distributors or directly to individual customers online. The Group also generates its revenues from its subscription-based mobile application services, as well as insurance service as an agent.

Periods prior to January 1, 2019

Prior to January 1, 2019, the Group recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred and the services have been rendered, the sales price is fixed or determinable, and collection is reasonably assured.

When the Group sells its smart electric scooters to its customers, it also provides mobile application services for free for one to two years (the “free service period”). Customers are able to locate their smart electric scooters, as well as obtain the operating status (e.g. battery status), and claim online repair and maintenance requests of their smart electric scooters, upon their registration of their smart electric scooters on the Group’s mobile application. Customers may subscribe to such service after the free service period if they want to continue using aforementioned functions.

The Group allocates revenue to all deliverables based on their relative selling prices. The Group uses a hierarchy to determine the selling price to be used for allocating revenue to the deliverables: (i) vendor-specific objective evidence ("VSOE") of fair value, (ii) third-party evidence ("TPE"), and (iii) best estimate of the selling price ("BESP"). The Group uses the SSP as the fair value of VSOE for advanced mobile application services. The allocated revenue to mobile application services is deferred and recognized over the free service period. The deferred revenue that will be recognized in the next twelve months is classified as current portion, and the remaining balance of deferred revenue is classified as non-current portion.

Revenue from sales of products is recognized when the products is accepted by the domestic offline distributors, overseas offline distributors or individual customers. When the Group sells its products to its domestic offline distributors for domestic sales in PRC, acceptance of the products by the domestic offline distributors is evidenced by goods receipt notes signed by the domestic offline distributors, which is generally at the Group’s warehouse. The Group has no remaining obligations upon the domestic offline distributors acceptance of the products. The risks and rewards of ownership of the products is transferred to the domestic offline distributors upon the signing of the goods receipt notes and the domestic offline distributors have no rights to return the products. When the Group sells its products to distributors for oversea sales, risks and rewards of ownership are transferred to the distributors upon the products are delivered to and accepted by distributors at the named port of shipment. When the Group sells its products to individual customers through its own online store and third-party e-commerce platform, the Group is responsible for the delivery to individual customers. Acceptance of the products is evidenced by goods receipt notes signed by individual customers, which represents the risks and rewards of ownership are transferred to individual customers. The Group offers 7-day return-and-refund policy to individual customers who purchase products online.

Revenue is recognized net of sales volume rebate, return allowances and VAT. The Group provides sales volume rebate to qualified distributors based on the volume sold by such distributors in a certain period. Sales volume rebates are accrued, when the products are sold to distributors. Return allowances, which reduce net revenues, are estimated based on historical experiences.

The Group also sells insurance plan for electric scooters (“NIU Cover”) to individual customers at their option. The insurance is provided by third party insurance companies. The Group earns the service fee on net basis. The Group recognizes revenue when the insurance agreement is signed, since the Group bears no further obligation upon the agreements are entered into between individual customers and insurance providers.

For some sales, the Group collects cash before delivery. Cash collected before product delivery is recognized as advances from customers.

Period commencing January 1, 2019

The Group adopted Accounting Standards Codification Topic 606, Revenue from Contracts with Customers ("ASC 606") on January 1, 2019. The Group applied ASC 606 using the modified retrospective method for contracts which were not completed at the date of initial adoption. Results for reporting periods beginning after January 1, 2019 are presented under the new revenue recognition, while prior periods amounts are not adjusted and continue to be reported in accordance with ASC 605, Revenue Recognition.

Since the adoption of ASC 606 starting from January 1, 2019, the Group recognizes revenues upon the satisfaction of its performance obligation (upon transfer of control of promised goods or services to customers) in an amount that reflects the consideration to which the Group expects to be entitled to in exchange for those goods or services, excluding amounts collected on behalf of third parties (for example, value added taxes). For each performance obligation satisfied over time, the Group recognizes revenue over time by measuring the progress toward complete satisfaction of that performance obligation. If the Group does not satisfy a performance obligation over time, the performance obligation is satisfied at a point in time.

The adoption of new revenue standard did not impact accumulated deficit as of January 1, 2019. The Group has updated significant accounting policies and relevant disclosures hereinafter.

To achieve that core principle, the Group applies the five steps defined under Topic 606: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the entity satisfies a performance obligation. The Group assesses its revenue arrangements against specific criteria in order to determine if it is acting as principal or agent. Revenue arrangements with multiple performance obligations are divided into separate distinct goods or services. A performance obligation is considered distinct from other obligations in a contract when it (a) provides a benefit to the customer either on its own or together with other resources that are readily available to the customer and (b) is separately identified in the contract. The Group allocates the transaction price to each performance obligation based on the relative SSP of the goods or services provided. Revenue is recognized upon the transfer of control of promised goods or services to a customer.

Products

The Group identified one performance obligation which is to sell products, such as smart electric scooters, accessories and spare parts, to the Group’s PRC domestic offline distributors and overseas offline distributors or directly to individual customers online. For all sales of products, the Group requires a signed contract or purchase order, which specifies pricing, quantity and product specifications. Revenue of product sales is recognized on a gross basis upon the satisfaction of its performance obligation, which is to transfer the control of the promised products to customers.

The transfer of control of the products is satisfied at a point in time, which occurs when the products are accepted by the domestic offline distributors, overseas offline distributors or individual customers. When the Group sells its products to its domestic offline distributors for domestic sales in PRC, acceptance of the products by the domestic offline distributors is evidenced by goods receipt notes signed by the domestic offline distributors, which is generally at the Group’s warehouse. When the Group sells its products to distributors for oversea sales, acceptance of the products by overseas offline distributors is evidenced upon the products are delivered to and accepted by distributors at the named port of shipment. When the Group sells its products to individual customers through its own online store and third-party e-commerce platform, the Group is responsible for the delivery to individual customers. Acceptance of the products is evidenced by goods receipt notes signed by individual customers.

The Group provides sales volume rebate to qualified distributors based on the volume sold to such distributors in a certain period and grants online individual customers unconditional right to return the products within 7 days after their acceptance.

Revenues are measured as the amount of consideration the Group expects to receive in exchange for transferring products to domestic offline distributors, overseas offline distributors or individual customers. Consideration is recorded net of sales volume rebate, sales returns and VAT. Sales returns is estimated based on historical experiences, which were insignificant for the years ended December 31, 2017, 2018 and 2019.

The Group utilizes delivery service providers to deliver products to overseas offline distributors and individual customers ("shipping activities"), but the delivery service is not considered as a separate obligation as the shipping activities are performed before the overseas offline distributors and individual customers obtain control of the products. Therefore, shipping activities are not considered a separate promised service to them but rather are activities to fulfill the Group's promise to transfer the products. Outbound shipping charges to overseas offline distributors and individual customers are included as a part of the revenues, and outbound shipping-related costs are recorded as cost of revenues. Shipping costs incurred for sales of products and recognized as cost of revenues were RMB8,917,910,  RMB16,752,785 and RMB31,912,258 for the years ended December 31, 2017, 2018 and 2019, respectively.

For some sales, the Group collects cash before delivery. Cash collected before product delivery is recognized as advances from customers.

Service

When the Group sells its smart electric scooters to its customers, it also provides mobile application services for free for one to two years (the "free service period"). Customers are able to locate their smart electric scooters, as well as obtain the operating status (e.g. battery status), and claim online repair and maintenance requests of their smart electric scooters, upon their registration of their smart electric scooters on the Group's mobile application. Customers may subscribe to such service after the free service period if they want to continue using aforementioned functions.

Such revenue arrangements are divided into separate distinct performance obligations, including electric scooters and mobile application services. SSP for electric scooters is not directly observable, as the Group does not sell the electric scooters without mobile application service for certain free service period. The Group determines the SSP for electric scooters using the residual approach and subtracting the observable SSP of the mobile application services from the total transaction price.

The allocated revenue to mobile application services of free service period and subscribed mobile application service revenue is deferred and recognized on a straight-line basis over the service period, as the Group determines that the customer simultaneously receives and consumes benefits provided by the Group as the Group performs during the free service period or the subscription period.

The Group entered into an agreement with a customer in 2019 and provides design, testing and producing prototype of a product for the customer. The Group identifies each deliverable specified in the agreement as a distinct performance obligation at contract inception. The Group determines the SSP for each performance obligation in the agreement using the expected cost plus a margin approach and allocates the transaction price to each distinct performance obligation based on the relative estimated SSP of each performance obligation. The Group recognizes revenue for each performance obligation when the specified deliverable is accepted by the customer.

The deferred revenue that will be recognized in the next twelve months is classified as current portion, and the remaining balance of deferred revenue is classified as non-current portion.

The Group also sells insurance plan for electric scooters ("NIU Cover") to individual customers at their option. The insurance is provided by third party insurance companies. The Group determines that it acts as an agent for the NIU Cover service because it does not obtain control of the service before the service is transferred to the customers. The Group recognizes revenue on net basis when the insurance agreement is entered into between individual customers and insurance providers.

Remaining performance obligations

The remaining performance obligation disclosure provides the aggregate amount of the transaction price yet to be recognized as of the end of the reporting period and an explanation as to when the Group expects to recognize these amounts in revenue. Additionally, as a practical expedient, the Group does not include contracts that have an original duration of one year or less.

As of December 31, 2019, the aggregate amount of the transaction price allocated to remaining performance obligations that are unsatisfied or partially unsatisfied was RMB47,461,086. Given the profile of contract terms, RMB45,290,053 of the remaining performance obligation is expected to be recognized as revenue within the next 12 months and RMB2,171,033 is expected to be recognized as revenue between next 12 to 24 months.

Contract Balances

(r)    Contract Balances

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable are recorded at the invoiced amount and do not bear interest. Amounts collected on trade accounts receivable are included in net cash provided by operating activities in the consolidated statements of cash flows. Management considers the following factors when determining the collectability of specific accounts: historical experience, credit worthiness of the clients, aging of the receivables and other specific circumstances related to the accounts. An allowance for doubtful accounts is made and recorded into general and administrative expenses based on aging of accounts receivable and on any specifically identified accounts receivable that may become uncollectible. Accounts receivable which are deemed to be uncollectible are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. There is a time lag between when the Group estimates a portion of or the entire account balances to be uncollectible and when a write off of the account balances is taken. The Group does not have any off-balance sheet credit exposure related to its customers.

A contract liability is recognized when the Group has an obligation to transfer products or services to a customer for which the Group has received consideration from the customer, or for which an amount of consideration is due from the customer. Contract liabilities are included in advances from customers and deferred revenue on the consolidated balance sheets.

In accordance with the new revenue standard requirements, the Company reclassified VAT payable from advances from customers to accrued expenses and other current liabilities. The disclosure of the impact of adoption on the consolidated balance sheets was as follows:

			Amounts
			without
	As of		adoption of
	December 31, 2019	Adjustments	ASC 606
Advances from customers	7,478,309	497,004	7,975,313
Accrued expenses and other current liabilities	175,533,397	(497,004)	175,036,393

Changes in the Group's contract liabilities (advances from customers and deferred revenue) are presented in the following table for the year ended December 31, 2019:

For the Year Ended
December 31, 2019
Contract liabilities as of January 1, 2019 prior to adoption of ASC 606	33,406,992
Reclassification of VAT payable to Accrued expenses and other liabilities as of January 1, 2019 as a result of adoption of ASC 606	(2,348,375)
Cash received in advance, excluding VAT	1,967,468,291
Revenue recognized from opening balance of contract liabilities	(30,823,816)
Revenue recognized from contract liabilities arising during current year	(1,926,948,050)
Contract liabilities as of December 31, 2019	40,755,042

Warranties

(s)    Warranties

The Group provides for the estimated costs of warranties at the time when revenue is recognized. The specific terms and conditions of those warranties vary among different parts of electric scooters. Factors that affect the Group’s warranty obligation include product defect rates and costs of repair or replacement. These factors are estimates that may change based on new information that becomes available each period. The portion of the warranty reserve expected to be incurred within the next 12 months is included within accrued expenses and other current liabilities while the remaining balance is included within other non-current liabilities on the consolidated balance sheets.

Cost of Revenues	(t) Cost of Revenues Cost of revenues mainly consists of the cost of products sold, write-downs of inventories, logistics costs and warranty costs.
Selling and Marketing Expenses

(u)    Selling and Marketing Expenses

Selling and marketing expenses mainly consist of advertising costs, promotion expenses and payroll and related expenses for personnel engaged in selling and marketing activities. Advertising expenses, which consist primarily of online and offline advertisements, are expensed when the services are received. The advertising expenses were RMB28,345,034,  RMB76,791,991 and RMB79,533,394 for the years ended December 31, 2017, 2018 and 2019, respectively.

General and Administrative Expenses

(v)    General and Administrative Expenses

General and administrative expenses mainly consist of payroll and related costs for employees involved in general corporate functions, professional fees, foreign currency exchange gain/(losses) and other general corporate expenses, as well as expenses associated with the use by these functions of facilities and equipment, such as rental and depreciation expenses.

Research and Development Expenses

(w)    Research and Development Expenses

Research and development expenses mainly consist of payroll and related costs for employees involved in researching and developing new products and technologies, and outsourced design expenses as well as expenses associated with the use by these functions of facilities and equipment, such as rental and depreciation expenses. Research and development expenses are expensed as incurred.

Government Grants

(x)    Government Grants

Government grant is recognized when there is reasonable assurance that the Group will comply with the conditions attach to it and the grant will be received. Government grant for the purpose of giving immediate financial support to the Group with no future related costs or obligation is recognized in the Group’s consolidated statements of comprehensive (loss) / income when the grant becomes receivable.

Share-based Compensation

(y)    Share-based Compensation

The Company periodically grants share-based awards, including but not limited to, restricted ordinary shares, restricted share units and share options to eligible employees and directors.

Share-based awards granted to employees and directors are measured at the grant date fair value of the awards, and are recognized as compensation expense using the straight-line method over the requisite service period, which is generally the vesting period. For the year ended December 31, 2017, the Company estimated forfeitures at the time of grant and revised in the subsequent periods if actual forfeitures differ from those estimates. Effective from January 1, 2018, forfeitures are accounted when they occur.

A change in any of the terms or conditions of share-based awards is accounted for as a modification of the awards. The Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified awards over the fair value of the original awards immediately before its terms are modified at the modification date. For vested awards, the Group recognizes incremental compensation cost in the period the modification occurs. For awards not being fully vested, the Group recognizes the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original awards over the remaining requisite service period after modification.

Share-based compensation in relation to the restricted ordinary shares and restricted share units is measured based on the fair value of the Company's ordinary shares at the grant date of the award. Prior to the IPO, the fair value was estimated using the income approach and equity allocation method. Estimation of the fair value of the Company's ordinary shares involves significant assumptions that might not be observable in the market, and a number of complex and subjective variables, including the expected share price volatility (approximated by the volatility of comparable companies), discount rate, risk-free interest rate and subjective judgments regarding the Company's projected financial and operating results, its unique business risks, the liquidity of its ordinary shares and its operating history and prospects at the time the grants are made. After the IPO, the fair value is the closing prices of the Company’s stock traded in the open market as of the grant date. Share-based compensation in relation to the share options is estimated using the Binominal Option Pricing Model. The determination of the fair value of share options is affected by the share price of the Company's ordinary shares as well as the assumptions regarding a number of complex and subjective variables, including the expected share price volatility, risk-free interest rate, exercise multiple and expected dividend yield. The fair value of these awards was determined with the assistance from a valuation report prepared by an independent valuation firm using management's estimates and assumptions.

Employee Benefits

(z)    Employee Benefits

The Company’s subsidiaries and the VIE and VIE’s subsidiaries in PRC participate in a government mandated, multiemployer, defined contribution plan, pursuant to which certain retirement, medical, housing and other welfare benefits are provided to employees. PRC labor laws require the entities incorporated in China to pay to the local labor bureau a monthly contribution calculated at a stated contribution rate on the monthly basic compensation of qualified employees. The Group has no further commitments beyond its monthly contribution. Employee social benefits included as cost of products and expenses in the accompanying consolidated statements of comprehensive (loss) / income amounted to RMB13,705,669,  RMB15,544,106 and RMB20,729,717 for the years ended December 31, 2017, 2018 and 2019, respectively.

Income Taxes

(aa)    Income Taxes

Current income taxes are provided on the basis of net income / (loss) for financial reporting purposes, and adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the liability method. Under this method, deferred income tax assets and liabilities are recognized for the tax effects of temporary differences and are determined by applying enacted statutory tax rates that will be in effect in the period in which the temporary differences are expected to reverse to the temporary differences between the financial statements’ carrying amounts and the tax bases of assets and liabilities. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset deferred tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle deferred tax liabilities and assets on a net basis or their deferred tax assets and liabilities will be realized simultaneously.

A valuation allowance is provided to reduce the amount of deferred income tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred income tax assets will not be realized. The effect on deferred income taxes arising from a change in tax rates is recognized in the consolidated statements of comprehensive (loss) / income in the period of change.

The Group applies a "more likely than not" recognition threshold in the evaluation of uncertain tax positions. The Group recognizes the benefit of a tax position in its consolidated financial statements if the tax position is "more likely than not" to prevail based on the facts and technical merits of the position. Tax positions that meet the "more likely than not" recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. Unrecognized tax benefits may be affected by changes in interpretation of laws, rulings of tax authorities, tax audits, and expiry of statutory limitations. In addition, changes in facts, circumstances and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Accordingly, unrecognized tax benefits are periodically reviewed and re-assessed. Adjustments, if required, are recorded in the Group’s consolidated financial statements in the period in which the change that necessities the adjustments occur. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in certain circumstances, a tax appeal or litigation process. The Group records interest and penalties related to unrecognized tax benefits (if any) in interest expenses and general and administrative expenses, respectively. As of December 31, 2018 and 2019, the Group did not have any significant unrecognized uncertain tax positions.

Operating leases

(bb)    Operating leases

The Group leases premises for offices and production lines under non-cancellable operating leases. Leases with escalated rent provisions are recognized on a straight-line basis commencing with the beginning of the lease term.

Foreign currency translation and foreign currency risks

(cc)    Foreign currency translation and foreign currency risks

The Company’s reporting currency is Renminbi ("RMB"). The functional currency of the Company and its subsidiary incorporated at Hong Kong S.A.R. are the United States dollars ("US$").The functional currency of the Company's subsidiary incorporated in Indonesia is Indonesia Rupiah. The functional currency of the Company’s PRC subsidiaries, VIE and VIE’s subsidiaries is RMB.

Transactions denominated in currencies other than the functional currency are remeasured into the functional currency at the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in a foreign currency are remeasured into the functional currency using the applicable exchange rate at the balance sheet date. The resulted exchange differences are recorded as foreign currency exchange gain or losses in the consolidated statements of comprehensive (loss) / income.

The financial statements of the Company, its subsidiaries incorporated at Hong Kong S.A.R and Indonesia. are translated from the functional currency into RMB. Assets and liabilities are translated into RMB using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings / (deficits) generated in the current period are translated into RMB using the appropriate historical rates. Revenues, expenses, gains and losses are translated into RMB using the average exchange rates for the relevant period. The resulted foreign currency translation adjustments are recorded as a component of other comprehensive (loss) / income in the consolidated statements of comprehensive (loss) / income, and the accumulated foreign currency translation adjustments are recorded as a component of accumulated other comprehensive loss in the consolidated statements of changes in shareholders’ (deficit) / equity.

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the PRC government, controls the conversion of RMB to foreign currencies. The value of the RMB is subject to changes of central government policies and international economic and political developments affecting supply and demand in the China foreign exchange trading system market.

Concentration and risk

(dd)    Concentration and risk

Concentration of customers and suppliers

No customers individually represent greater than 10% of total revenues of the Group for the years ended December 31, 2017, 2018 and 2019.

Suppliers from whom individually represent greater than 10% of total purchases of the Group for the years ended December 31, 2017, 2018 and 2019, are as follows:

	For the Year ended December 31,
	2017		2018		2019
	RMB	%	RMB	%	RMB	%
Supplier F	*	*	193,555,999	15%	225,527,597	15%
Supplier A	187,065,077	21%	150,385,652	12%	173,723,118	11%
Supplier B	152,966,930	18%	*	*	*	*

Customers accounting for 10% or more of accounts receivable, net are as follows:

	As of December 31,
	2018		2019
	RMB	%	RMB	%
Customer Y	45,980,177	84%	*	*
Customer R	*	*	46,263,295	40%

Customers accounting for 10% or more of advances from customers are as follows:

	As of December 31,
	2018		2019
	RMB	%	RMB	%
Customer U	*	*	1,090,262	15%
Customer W	*	*	767,993	10%

Suppliers accounting for 10% or more of accounts payable are as follows:

	As of December 31,
	2018		2019
	RMB	%	RMB	%
Supplier E	26,483,893	11%	*	*
Supplier F	25,702,037	10%	26,134,706	10%
*	The amount was less than 10% of total balance.

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist principally of cash, term deposits, restricted cash, short-term investments and accounts receivable, net.

The Group's investment policy requires cash, term deposits, restricted cash and short-term investments to be placed with high-quality financial institutions and to limit the amount of credit risk from any one issuer. The Group regularly evaluates the credit standing of the counterparties or financial institutions.

The Group conducts credit evaluations on its customers prior to delivery of goods or services. The assessment of customer creditworthiness is primarily based on historical collection records, research of publicly available information and customer on-site visits by senior management. Based on this analysis, the Group determines what credit terms, if any, to offer to each customer individually. If the assessment indicates a likelihood of collection risk, the Company will not deliver the services or sell the products to the customer or require the customer to pay cash, post letters of credit to secure payment or to make significant down payments.

Interest rate risk

The Group’s short-term bank borrowing bears interests at fixed rates. If the Group were to renew these loans, the Group might be subject to interest rate risk.

Earnings / (Loss) per Share

(ee)    Earnings / (Loss) per Share

Basic earnings/(loss) per share is computed by dividing net income / (loss) attributable to holders of ordinary shares, considering the accretions to redemption value of the preferred shares (if any), by the weighted average number of ordinary shares or ordinary share equivalents outstanding during the year using the two-class method. Vested share options, which are exercisable for nominal consideration, and vested restricted share units are included in the calculation of the weighted-average number of shares of ordinary shares as ordinary share equivalents. Under the two-class method, any net income is allocated between ordinary shares and other participating securities based on their participating rights. A net loss is not allocated to participating securities when the participating securities does not have contractual obligation to share losses.

The Company's preferred shares and restricted ordinary shares are participating securities. The preferred shares are participating securities as they participate in undistributed earnings on an as-if-converted basis and the restricted ordinary shares are participating securities as the holders of the restricted ordinary shares have a non-forfeitable right to receive dividends with all ordinary shares. Neither the preferred shares nor the restricted ordinary shares have a contractual obligation to fund or otherwise absorb the Group's losses. Accordingly, any undistributed net income is allocated on a pro rata basis to ordinary shares, preferred shares and restricted ordinary shares; whereas any undistributed net loss is allocated to ordinary shares only.

Restricted ordinary shares were excluded from the weighted average number of ordinary shares outstanding because the restricted ordinary shareholders must return the restricted ordinary shares to the Company, if the specified condition are not met.

Diluted earnings / (loss) per share is calculated by dividing net income / (loss) attributable to ordinary shareholders, as adjusted for the accretion and allocation of net income related to the preferred shares, if any, by the weighted average number of ordinary shares used in calculating basic net earnings / (loss) per ordinary share and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of shares issuable upon the conversion of the preferred shares and convertible loan using the if-converted method, restricted ordinary shares and ordinary shares issuable upon the exercise of outstanding share option with the exception of vested share options with nominal exercise consideration and unvested restricted share units (using the treasury stock method). Ordinary equivalent shares are calculated based on the most advantageous conversion rate or exercise price from the standpoint of the security holder. Ordinary equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive.

Segment Reporting

(ff)    Segment Reporting

The Company’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. For the purpose of internal reporting and management’s operation review, the Company’s Chief Executive Officer and management personnel do not segregate the Group’s business by product. All products and services are viewed as in one and the only operating segment.

Statutory Reserves

(gg)    Statutory Reserves

In accordance with the PRC Company Laws, the Group’s PRC subsidiaries, VIE and VIE’s subsidiaries must make appropriations from their after-tax profits as determined under the Generally Accepted Accounting Principles in the PRC ("PRC GAAP") to non-distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the PRC companies. Appropriation to the discretionary surplus fund is made at the discretion of the PRC companies.

The statutory surplus fund and discretionary surplus fund are restricted for use. They may only be applied to offset losses or increase the registered capital of the respective companies. These reserves are not allowed to be transferred to the Company by way of cash dividends, loans or advances, nor can they be distributed except for liquidation.

For the years ended December 31, 2017, 2018 and 2019, the Group's PRC subsidiaries made appropriations to the statutory reserves of nil,  nil and RMB3,316,650 respectively.

Recent Accounting Pronouncements

(hh)    Recent Accounting Pronouncements

In February 2016, the FASB established Topic 842, Leases, by issuing ASU No. 2016-02, which requires lessees to recognize leases on-balance sheet and disclose key information about leasing arrangements. Topic 842 was subsequently amended by ASU No. 2018-01, Land Easement Practical Expedient for Transition to Topic 842, ASU No. 2018-10, Codification Improvements to Topic 842, Leases, ASU No. 2018-11, Targeted Improvements, ASU No. 2019-01, Leases (Topic 842): Codification Improvements, and ASU No. 2019-10, Financial Instruments – Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842), Effective Dates. The new standard establishes a right-of-use model (ROU) that requires a lessee to recognize a ROU asset and lease liability on the balance sheet for all leases with a term longer than 12 months. Leases will be classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the income statement. The new standard is effective for public business entities for annual periods beginning after December 15, 2018, and interim periods therein. For all other entities, the standard is effective for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. Early adoption is permitted. A modified retrospective transition approach is required, applying the new standard to all leases existing at the date of initial application. The Group will adopt the new standard on January 1, 2021 and plan to use the effective date as the date of initial application. Consequently, financial information will not be updated and the disclosures required under the new standard will not be provided for dates and periods before January 1, 2021. The new standard provides a number of optional practical expedients in transition. The Group plans to elect the 'package of practical expedients', which permits the Group not to reassess under the new standard its prior conclusions about lease identification, lease classification and initial direct costs. The Company is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In June 2018, the FASB issued ASU No. 2018-07, Compensation—Stock Compensation (Topic 718), which simplifies the accounting for share-based payments granted to nonemployees for goods and services. Under the ASU, most of the guidance on such payments to nonemployees would be aligned with the requirements for share-based payments granted to employees. For public entities, this standard will be effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. For all other entities, this standard is effective for annual periods beginning after December 15, 2019, and interim periods within annual periods beginning after December 15, 2020. Early adoption is permitted, but no earlier than an entity’s adoption date of Topic 606. Management is currently evaluating the impact of this amendment and does not expect the impact to be material.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 modifies certain disclosure requirements on fair value measurements, including (i) clarifying narrative disclosure regarding measurement uncertainty from the use of unobservable inputs, if those inputs reasonably could have been different as of the reporting date, (ii) adding certain quantitative disclosures, including (a) changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period and (b) the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and (iii) removing certain fair value measurement disclosure requirements, including (a) the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, (b) the policy for timing of transfers between levels of the fair value hierarchy and (c) the valuation processes for Level 3 fair value measurements. The amendments in ASU 2018-13 are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The Company is permitted to early adopt any removed or modified disclosures and delay adoption of the additional disclosures until their effective date. The Company is currently evaluating the effect of the disclosure requirements of ASU 2018-13 will have on its consolidated financial statements and does not expect the impact to be material.

In June 2016, the FASB issued ASU No. 2016-13, Measurement of Credit Losses on Financial Instruments (Topic 326), which significantly changes the way entities recognize impairment of many financial assets by requiring immediate recognition of estimated credit losses expected to occur over their remaining life, instead of when incurred. In November 2018, the FASB issued ASU No. 2018-19, Codification Improvements to Topic 326, Financial Instruments–Credit Losses, which amends Subtopic 326-20 (created by ASU No.2016-13) to explicitly state that operating lease receivables are not in the scope of Subtopic 326-20. Additionally, in April 2019, the FASB issued ASU No.2019-04, Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments, in May 2019, the FASB issued ASU No. 2019-05, Financial Instruments—Credit Losses (Topic 326): Targeted Transition Relief, and in November 2019, the FASB issued ASU No. 2019-10, Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates, and ASU No. 2019-11, Codification Improvements to Topic 326, Financial Instruments—Credit Losses, to provide further clarifications on certain aspects of ASU No. 2016-13 and to extend the nonpublic entity effective date of ASU No. 2016-13. The changes (as amended) are effective for the Group for annual and interim periods in fiscal years beginning after December 15, 2022. While the Group expects its allowance for credit losses to increase upon adoption of ASU No. 2016-13, the Group does not expect the adoption of ASU No. 2016-13 to have a material effect on its consolidated financial statements.